INCOME TAX (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Other	$ (213)	$ 0
Income tax (benefits)	385,610	177,950
Net loss of Platinum	100,856	28,522
Increase in valuation allowance	284,967	149,428
Provision for income tax	$ 0	$ 0